LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of information on leases
	Year ended December 31,
	2024	2023	2022

Interest expense on lease liabilities	319	343	361
Expenses relating to short-term leases	-	-	25
Total cash outflow for leases	2,787	2,992	2,808

Schedule of potential future undiscounted lease payments for periods covered by extension or termination options that were not included in measurement of lease liabilities
	More than 5 years
	December 31,
	2024	2023
Lease payments applicable in extension option periods which as of the end of the reporting period are not reasonably certain to be exercised	2,217	2,479

Schedule of information about right-of-use assets
	Buildings	Motor vehicles	Total
Cost:

Balance as of January 1, 2024	10,432	2,036	12,468
Additions during the year:
New leases	1,105	47	1,152
Adjustments for indexation	115	15	130
Disposals	(683)	(40)	(723)
Currency translation differences	(202)	(27)	(229)

Balance as of December 31, 2024	10,767	2,031	12,798

Accumulated depreciation:

Balance as of January 1, 2024	3,933	1,321	5,254
Additions during the year:
Depreciation and amortization	1,972	350	2,322
Disposals	(522)	(23)	(545)
Currency translation differences	(43)	(17)	(60)

Balance as of December 31, 2024	5,340	1,631	6,971

Depreciated cost at December 31, 2024	5,427	400	5,827

	Buildings	Motor vehicles	Total
Cost:

Balance as of January 1, 2023	15,844	1,449	17,293
Additions during the year:
New leases	663	634	1,297
Adjustments for indexation	145	23	168
Disposals	(6,198)	(52)	(6,250)
Currency translation differences	(22)	(18)	(40)

Balance as of December 31, 2023	10,432	2,036	12,468

Accumulated depreciation:

Balance as of January 1, 2023	5,258	997	6,255
Additions during the year:
Depreciation and amortization	2,214	337	2,551
Disposals	(3,520)	-	(3,520)
Currency translation differences	(19)	(13)	(32)

Balance as of December 31, 2023	3,933	1,321	5,254

Depreciated cost at December 31, 2023	6,499	715	7,214